UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03447

Name of  Registrant: SEI Tax Exempt Trust

Address of Principal Executive Offices:
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:
            Timothy D. Barto, Esquire
            SEI Tax Exempt Trust
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end:
            		August 31

Date of reporting period:
            07/01/2017    -   06/30/2018

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Registrant Name : SEI Tax Exempt Trust
Fund Name : INTERMEDIATE TERM MUNICIPAL FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : CALIFORNIA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : MASSACHUSETTS MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW JERSEY MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW YORK MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : Pennsylvania Municipal Bond
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : TAX-ADVANTAGED INCOME FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : SHORT DURATION MUNICIPAL FUND
________________________________________________________________________________
Eaton Vance New York Municipal Income Trust
Ticker     Security ID:             Meeting Date          Meeting Status
EVY        CUSIP 27826W302          03/22/2018            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Cynthia E. Frost   Mgmt       For        For        For
1.2        Elect George J. Gorman   Mgmt       For        For        For
1.3        Elect Valerie A. Mosley  Mgmt       For        For        For
1.4        Elect Susan J.           Mgmt       For        For        For
            Sutherland

________________________________________________________________________________
Nuveen New York AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NRK        CUSIP 670656867          08/02/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect David J. Kundert   Mgmt       For        For        For
1.2        Elect John K. Nelson     Mgmt       For        For        For
1.3        Elect Terence J. Toth    Mgmt       For        For        For
1.4        Elect Robert L. Young    Mgmt       For        For        For
1.5        Elect William C. Hunter  Mgmt       For        For        For
1.6        Elect William J.         Mgmt       For        For        For
            Schneider

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Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:            SEI Tax Exempt Trust
By:                    /s/Robert A. Nesher
Name:                  Robert A. Nesher
Title:                 President
Date:                  Aug 31 2018